Business combinations - Additional Information (Detail) - EUR (€)	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2022	Jan. 01, 2022	Dec. 01, 2021	Oct. 14, 2021	Sep. 02, 2021	Apr. 19, 2021	Apr. 16, 2021	Apr. 14, 2021	Apr. 09, 2021	Jan. 11, 2021
Disclosure of detailed information about business combination [line items]
Purchase consideration transferred	€ 52,556,000	€ 52,556,000	€ 52,556,000			€ 13,200,000
Business combination cash transferred	21,365,000	21,365,000	21,365,000	€ 21,365,000
Discount for lack of control				20.00%
Goodwill acquisition as of recognized as of acquisition date	6,071,000	6,071,000	6,071,000
Revenue		113,007,000
Profit before taxation		47,046,000
Two Thousand And Twenty One
Disclosure of detailed information about business combination [line items]
Goodwill acquisition as of recognized as of acquisition date	6,100,000	6,100,000	6,100,000
Verno Holdings Limited
Disclosure of detailed information about business combination [line items]
Business combination cash transferred										€ 1,103,000
Goodwill acquisition as of recognized as of acquisition date										37,869,000
Goodwill expected to be deductible for tax purposes										€ 0
Revenue	29,927,000
Profit before taxation	1,946,000
Verno Holdings Limited | Two Thousand And Twenty One
Disclosure of detailed information about business combination [line items]
Business combination acquisition of voting rights										100.00%
Purchase consideration transferred										€ 22,524,000
Business combination consideration paid by way of shares										21,400,000
Business combination cash transferred										€ 1,100,000
Raging River | Two Thousand And Twenty One
Disclosure of detailed information about business combination [line items]
Business combination acquisition of voting rights													100.00%
Purchase consideration transferred													€ 17,200,000
Business combination consideration paid by way of shares													13,100,000
Business combination share based compensation transferred value													2,100,000
Business combination dividend transferred to shareholders of acquirer company													€ 2,000,000
Revenue			110,800,000
Profit before taxation			36,400,000
Business combination payable towards shares assumed from acquirer company						€ 2,800,000
Webhost Limited
Disclosure of detailed information about business combination [line items]
Purchase consideration transferred	2,900,000	2,900,000	2,900,000
Business combination cash transferred	2,900,000	2,900,000	2,900,000	€ 2,900,000
Goodwill acquisition as of recognized as of acquisition date	1,195,000	1,195,000	1,195,000
Webhost Limited | Two Thousand And Twenty One
Disclosure of detailed information about business combination [line items]
Business combination acquisition of voting rights												100.00%
Business combination cash transferred												€ 2,900,000
Partner Media Limited
Disclosure of detailed information about business combination [line items]
Purchase consideration transferred	700,000	700,000	700,000
Business combination cash transferred	700,000	700,000	700,000	700,000
Partner Media Limited | Two Thousand And Twenty One
Disclosure of detailed information about business combination [line items]
Business combination acquisition of voting rights												100.00%
Business combination cash transferred												€ 700,000
Buffalo Partners Limited
Disclosure of detailed information about business combination [line items]
Purchase consideration transferred	2,515,000	2,515,000	2,515,000
Business combination cash transferred	2,515,000	2,515,000	2,515,000	2,515,000
Buffalo Partners Limited | Two Thousand And Twenty One
Disclosure of detailed information about business combination [line items]
Business combination acquisition of voting rights												100.00%
Business combination cash transferred												€ 2,500,000
Digprog Consolidated Limited | Two Thousand And Twenty One
Disclosure of detailed information about business combination [line items]
Business combination acquisition of voting rights											100.00%
Business combination cash transferred											€ 9,200,000
Digiproceesing Mauritius Limited | Two Thousand And Twenty One
Disclosure of detailed information about business combination [line items]
Business combination acquisition of voting rights										100.00%
Raichu Investments Proprietary Limited
Disclosure of detailed information about business combination [line items]
Purchase consideration transferred	4,378,000	4,378,000	4,378,000
Business combination cash transferred	1,497,000	1,497,000	1,497,000	1,497,000
Goodwill acquisition as of recognized as of acquisition date	1,323,000	1,323,000	1,323,000
Raichu Investments Proprietary Limited | Two Thousand And Twenty One
Disclosure of detailed information about business combination [line items]
Business combination acquisition of voting rights									100.00%
Business combination cash transferred									€ 1,600,000
Business combination liabilities incurred									€ 2,800,000
Smart Business Solution S.A.
Disclosure of detailed information about business combination [line items]
Purchase consideration transferred	8,000	8,000	8,000
Business combination cash transferred	8,000	8,000	8,000	8,000
Goodwill acquisition as of recognized as of acquisition date	76,000	76,000	76,000
Smart Business Solution S.A. | Two Thousand And Twenty One
Disclosure of detailed information about business combination [line items]
Business combination acquisition of voting rights								100.00%
Business combination cash transferred								€ 80,000.00
The Spike.GG
Disclosure of detailed information about business combination [line items]
Business combination acquisition of voting rights							100.00%
Purchase consideration transferred	242,000	242,000	242,000
Business combination cash transferred	242,000	242,000	242,000	242,000			€ 200,000
Goodwill acquisition as of recognized as of acquisition date	278,000	278,000	278,000
Haber Investments Limited 1
Disclosure of detailed information about business combination [line items]
Business combination cash transferred	0	0	0
Haber Investments Limited 1 | Two Thousand And Twenty One
Disclosure of detailed information about business combination [line items]
Business combination acquisition of voting rights						100.00%
Business combination cash transferred					€ 13,200,000
Red Interactive Limited
Disclosure of detailed information about business combination [line items]
Purchase consideration transferred	2,200,000	2,200,000	2,200,000
Business combination cash transferred	2,200,000	2,200,000	2,200,000	€ 2,200,000
Red Interactive Limited | Two Thousand And Twenty One
Disclosure of detailed information about business combination [line items]
Business combination acquisition of voting rights						100.00%
Business combination cash transferred						€ 2,200,000
Spin | Two Thousand And Twenty One
Disclosure of detailed information about business combination [line items]
Goodwill acquisition as of recognized as of acquisition date	2,400	2,400	2,400
Goodwill expected to be deductible for tax purposes	0	€ 0	0
Revenue forecast period for determining goodwill		10 years
Betway | Two Thousand And Twenty One
Disclosure of detailed information about business combination [line items]
Goodwill acquisition as of recognized as of acquisition date	€ 3,700	€ 3,700	€ 3,700
Revenue forecast period for determining goodwill		10 years
Loan Payable To Shareholders | Raging River | Two Thousand And Twenty One
Disclosure of detailed information about business combination [line items]
Borrowings adjustment to interest rate						3.00%